Risk Management - Net Fair Value of Risk Management Positions (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2018 CAD ($) $ / bbl bbl / d	Dec. 31, 2017 CAD ($)	Dec. 31, 2016 CAD ($)
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ 160	$ (986)	$ (291)
Fair value derivative financial instruments [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	160
Fair value derivative financial instruments [Member] | Interest rate swap contract [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	7
Fair value derivative financial instruments [Member] | Crude oil contracts [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ 154
Fair value derivative financial instruments [Member] | Crude oil contracts [Member] | West Texas Intermediate Collars for Term One [Member] | Top of range [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Average Price | $ / bbl	62.08
Fair value derivative financial instruments [Member] | Crude oil contracts [Member] | West Texas Intermediate Collars for Term One [Member] | Bottom of range [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Notional Volumes | bbl / d	19,000
Terms	January – December 2019
Average Price | $ / bbl	50.00
Fair Value Asset (Liability)	$ 52
Fair value derivative financial instruments [Member] | Crude oil contracts [Member] | Other financial positions [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	102
Fair value derivative financial instruments [Member] | Foreign Exchange Contracts [Member]
Disclosure of Derivative Financial Instruments [Line Items]
Fair Value Asset (Liability)	$ (1)